Variable Interest Entities (“VIEs”) - Schedule of Variable Interest Entities (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Total assets		¥ 139,541
Total current liabilities		(39,996)
Total liabilities		(68,430)
Net revenues	123,593	122,880	¥ 141,086
Operating costs and expenses	92,617	100,957	67,788
Net income (loss)	20,870	(13,085)	(4,136)
Net cash generated from operating activities	¥ 1,618	¥ 3,754	¥ 98,715